Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Stock Purchase and Savings Program
Fair Value Measurements
Schedule of fair value measurements

	December 31, 2025
	Level 1	Level 2	Level 3	Total

Common/collective trust funds	$473,782,200	$—	$—	$473,782,200
Mutual funds	84,669,014	—	—	84,669,014
Common stock	70,228,611	—	—	70,228,611
Pooled separate account	54,870,075	—	—	54,870,075
Self-directed brokerage account	18,747,583	—	—	18,747,583

Total assets at fair value	$702,297,483	$—	$—	$702,297,483

	December 31, 2024
	Level 1	Level 2	Level 3	Total

Common/collective trust funds	$310,519,972	$—	$—	$310,519,972
Mutual funds	141,302,167	—	—	141,302,167
Non-interest bearing cash	86,015,483	—	—	86,015,483
Pooled separate account	66,187,003	—	—	66,187,003
Common stock	51,125,863	—	—	51,125,863
Self-directed brokerage account	11,221,885	—	—	11,221,885

Total assets at fair value	$666,372,373	$—	$—	$666,372,373